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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                   Dallas, TX    May 16, 2011
-------------------------------------   -------------   ------------
(Signature)                             (City, State)      (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378   BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     24
Form 13F Information Table Value Total: 64,550 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE  SHRS OR                 INVESTMENT  OTHER   -------------------
       NAME OF ISSUER            CLASS       CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- ------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
A123 SYS INC                 COM           03739T108     222   35,000   SH      N/A      SOLE       --     35,000    0     0
ABB LTD                      SPONSORED ADR 000375204     203    8,400   SH      N/A      SOLE       --      8,400    0     0
APACHE CORP                  COM           037411105   1,492   11,400   SH      N/A      SOLE       --     11,400    0     0
APPROACH RESOURCES INC       COM           03834A103     258    7,700   SH      N/A      SOLE       --      7,700    0     0
BP PLC                       SPONSORED ADR 055622104  21,562  488,500   SH      N/A      SOLE       --    488,500    0     0
CANADIAN NAT RES LTD         COM           136385101   1,087   22,000   SH      N/A      SOLE       --     22,000    0     0
CHESAPEAKE ENERGY CORP       COM           165167107   1,346   40,162   SH      N/A      SOLE       --     40,162    0     0
DAWSON GEOPHYSICAL CO        COM           239359102   1,097   25,000   SH      N/A      SOLE       --     25,000    0     0
DEVON ENERGY CORP NEW        COM           25179M103     808    8,800   SH      N/A      SOLE       --      8,800    0     0
EOG RES INC                  COM           26875P101   1,908   16,100   SH      N/A      SOLE       --     16,100    0     0
GASTAR EXPL LTD              COM NEW       367299203     450   92,500   SH      N/A      SOLE       --     92,500    0     0
HALLIBURTON CO               COM           406216101     204    4,096   SH      N/A      SOLE       --      4,096    0     0
MCMORAN EXPLORATION CO       COM           582411104     290   16,379   SH      N/A      SOLE       --     16,379    0     0
MURPHY OIL CORP              COM           626717102   1,035   14,100   SH      N/A      SOLE       --     14,100    0     0
NATIONAL OILWELL VARCO INC   COM           637071101     951   12,000   SH      N/A      SOLE       --     12,000    0     0
NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103   3,955   86,699   SH      N/A      SOLE       --     86,699    0     0
OCCIDENTAL PETE CORP DEL     COM           674599105   9,624   92,100   SH      N/A      SOLE       --     92,100    0     0
OCEANEERING INTL INC         COM           675232102     447    5,000   SH      N/A      SOLE       --      5,000    0     0
PLAINS EXPL & PRODTN CO      COM           726505100     996   27,500   SH      N/A      SOLE       --     27,500    0     0
SANDRIDGE ENERGY INC         COM           80007P307   1,386  108,252   SH      N/A      SOLE       --    108,252    0     0
SCHLUMBERGER LTD             COM           806857108   9,326  100,000   SH      N/A      SOLE       --    100,000    0     0
SUNCOR ENERGY INC NEW        COM           867224107     107    2,386   SH      N/A      SOLE       --      2,386    0     0
TARGA RES CORP               COM           87612G101   2,718   75,000   SH      N/A      SOLE       --     75,000    0     0
WEATHERFORD INTERNATIONAL LT REG SHS       H27013103   3,078  136,177   SH      N/A      SOLE       --    136,177    0     0